May 7, 2001

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

RE: Gabelli International Growth Fund, Inc. (the "Fund") File Nos. 33-79994/811-08560

Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification on behalf of the above-referenced Fund, that the Class A, B, and C Shares Prospectus, dated May 1, 2001, does not differ from that contained in Post-Effective Amendment No. 10 (the "Amendment") to the Fund's Registration Statement on Form N-1A. This Amendment was filed electronically on May 1, 2001 (Accession #0000935069-01-500088).

         If you have any questions, concerning this filing, you may contact the undersigned at (617) 535-0560.

                                            Very truly yours,

                                            /S/ NANCY R. ROUSSEAU
                                            Nancy R. Rousseau
                                            Regulatory Administration Specialist

cc:      B. Alpert
         J. McKee
         D. Schloendorn, Esq.
         L. Dowd